Stockholders' Equity - Narrative (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 16, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			1,000,000,000	1,000,000,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)			10,000,000	10,000,000
Common stock, voting rights			one
Common stock, shares outstanding (in shares)			141,301,569	70,266,925
Sponsor vesting shares outstanding (in shares)			4,500,000
Common stock, shares reserved (in shares)			18,467,109
Stock option plan, exercisable period			4 years
Stock options available for grant (in shares)			7,667,247	10,244,399
Stock options, exercisable (in shares)			4,130,184	2,150,941
Stock option, aggregate intrinsic value			$ 49,260,254
Nonvested award, cost not yet recognized			6,600,000
Stock-based compensation			5,767,000	$ 1,630,000
Stock compensation not yet recognized			$ 7,300,000
Stock compensation not yet recognized, vesting period			4 years
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			1,010,000,000
Common stock, par value (in dollars per share)			$ 0.0001
Warrants issued (in shares)			1,000,000,000
Common stock, shares outstanding (in shares)			141,301,569	62,545,275
General and administrative expense
Class of Stock [Line Items]
Stock-based compensation			$ 5,800,000	$ 1,600,000
Research and development expense
Class of Stock [Line Items]
Stock-based compensation			1,300,000	$ 100,000
Performance and market based awards
Class of Stock [Line Items]
Stock options issued during the period (in shares)				2,920,732
Stock options, vested (in shares)	529,119
Stock-based compensation			$ 2,900,000
Performance and market based awards | First vesting
Class of Stock [Line Items]
Stock option plan, vesting percentage		2.0833%
Stock options, outstanding (in shares)		529,119
Performance and market based awards | Second vesting
Class of Stock [Line Items]
Stock options, outstanding (in shares)			2,391,613
Restricted stock units (RSUs)
Class of Stock [Line Items]
Option vesting period			3 years
Service period			3 years
Stock compensation not yet recognized			$ 5,400,000
Stock compensation not yet recognized, vesting period			2 years 10 months 24 days
Restricted stock units (RSUs) | Tranche one
Class of Stock [Line Items]
Stock option plan, vesting percentage			33.30%
Restricted stock units (RSUs) | Tranche two
Class of Stock [Line Items]
Stock option plan, vesting percentage			33.30%
Restricted stock units (RSUs) | Tranche three
Class of Stock [Line Items]
Stock option plan, vesting percentage			33.30%
Options to purchase common stock
Class of Stock [Line Items]
Stock options issued during the period (in shares)			0	6,296,302
Stock compensation not yet recognized, vesting period			2 years 7 months 6 days
Share-based payment arrangement, nonemployee
Class of Stock [Line Items]
Stock option plan, exercisable period			10 years
One year from the vesting commencement date
Class of Stock [Line Items]
Stock option plan, vesting percentage			25.00%
Employee Stock Purchase Plan (ESPP) | Employee stock
Class of Stock [Line Items]
Number of shares authorized (in shares)			1,846,710
Percentage of fully diluted shares of common stock			1.00%
Percentage of ESPP share reserve			200.00%
Purchase price of common stock, percent			85.00%
Stock Incentive Plan | More than one year from vesting commencement date
Class of Stock [Line Items]
Stock option plan, vesting percentage			2.778%